Basis of Presentation and Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Net loss		$ (4,301,444)	$ 1,040,995	$ (11,306)	$ (3,260,449)
Denominator:
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted	[1]			6,250,000
Basic and diluted net income per share, Class A common stock subject to possible redemption				$ 0.00
Numerator:
Net income		(4,301,444)	$ 1,040,995	$ (11,306)	(3,260,449)
Denominator:
Weighted average shares outstanding of non-redeemable common stock, basic and diluted	[1]			6,250,000
Basic and diluted net loss per share, non-redeemable common stock				$ 0.00
Class A Common Stock Subject to Redemption
Numerator:
Net gain from investments held in Trust Account		4,097			7,474
Less: Company's portion available to be withdrawn to pay taxes		$ (4,097)			$ (7,474)
Denominator:
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted		27,388,576			27,332,731
Denominator:
Weighted average shares outstanding of non-redeemable common stock, basic and diluted		27,388,576			27,332,731
Class A Common Stock Not Subject to Redemption
Denominator:
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted		9,326,424			9,157,299
Basic and diluted net income per share, Class A common stock subject to possible redemption		$ (0.46)			$ (0.36)
Numerator:
Net loss attributable to non-redeemable common stock		$ (4,301,444)			$ (3,260,449)
Denominator:
Weighted average shares outstanding of non-redeemable common stock, basic and diluted		9,326,424			9,157,299
Basic and diluted net loss per share, non-redeemable common stock		$ (0.46)			$ (0.36)

[1]	This number excludes an aggregate of up to 937,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Accordingly, none of these shares were forfeited.